5. FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Financial Risk Management
5. FINANCIAL RISK MANAGEMENT
5.1	Analysis of Market Financial Risk

The Company is exposed to different types of market risks, among others main risks are; exchange rate risk, interest rate risk and variation risk in consumer price index.

5.1.1	Exchange Rate Risk

Due to the exporting nature of Viña Concha y Toro, the exchange rate risk corresponds to the appreciation risk of the Chilean Peso (its functional currency) with respect to the currencies in which the Company receives its Income.

The exchange rate risk exposure of Viña Concha y Toro corresponds to the net position between assets and liabilities denominated in currencies other than the functional currency. This net position is mainly generated by the difference between the sum of accounts receivable and inventories compared with the sum of advertising contributions, financial debt and supplies costs, all of them denominated in US$ Dollars, Euros, Pound Sterling, Canadian Dollars, Swedish Krona, Norway Krona, Brazilian Real, Mexican Pesos and Argentinean pesos.

In order to mitigate and manage the exchange rate risk, the Company reviews daily the net exposure on each currency for the existing entries, and hedge this differential mainly using currency forward operations at a term lower or equal to 90 days. In certain opportunities, the Company can also use Cross Currency Swap or any other derivative.

The sensitivity analysis assuming that the Company had no hedging during 2018, indicates that a depreciation /appreciation by 10 % of the Chilean peso, with respect to the different currencies in which the Company maintains assets and liabilities, would have generated a loss/gain amounting to ThCh$11,599,302. This sensitization is performed assuming that all other variables remained constant and considering, in all the currencies, the average assets and liabilities is maintained during the indicated period of time.

Sensitivity analysis by currency, effect on net income for the year ended as of December 31, 2018:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States dollar	5,173,337	(5,173,337)
Pound Sterling	3,356,201	(3,356,201)
Euro	935,103	(935,103)
Canadian dollar	608,437	(608,437)
Brazilian Real	1,220,912	(1,220,912)
Swedish crown	571,344	(571,344)
Norwegian crown	234,836	(234,836)
Mexican peso	492,579	(492,579)
Argentine Peso	(993,447)	993,447
Total	11,599,302	(11,599,302)

Sensitivity analysis by currency, effect on net income for the year ended as of December 31, 2017:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States dollar	4,521,190	(4,521,190)
Pound Sterling	2,378,051	(2,378,051)
Euro	821,841	(821,841)
Canadian dollar	532,513	(532,513)
Brazilian Real	1,632,212	(1,632,212)
Swedish crown	537,615	(537,615)
Norwegian crown	184,215	(184,215)
Mexican peso	470,730	(470,730)
Argentine Peso	(1,438,592)	1,438,592
Total	9,639,775	(9,639,775)

Sensitivity analysis by currency, effect on net income for the year ended as of December 31, 2016:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States Dollar	5,546,444	(5,546,444)
Pound Sterling	3,314,911	(3,314,911)
Euro	1,003,488	(1,003,488)
Canadian Dollar	517,643	(517,643)
Brazilian Real	1,806,479	(1,806,479)
Swedish Crown	514,287	(514,287)
Norwegian Crown	181,236	(181,236)
Mexican Peso	454,061	(454,061)
Argentine Peso	(1,074,330)	1,074,330
Total	12,264,219	(12,264,219)

Additionally, and in accordance with the sensitivity of the impact on net equity and the appreciation or depreciation of each currency, the Company hedges a portion of the expected entries pursuant to its sale forecasts with currency forward sales at terms higher than 90 days.

The impact in net equity on expected entries emanates, on the revenue side, from losses /gains which could generate the depreciations /appreciations of the Chilean peso with respect to the currencies in which the export is made; and, on the costs side, emanates from losses/gains which could be generated because of lower/higher costs in the cases in which these currencies are denominated or indexed to the variation of these currencies.

The sensitivity analysis manifests that a depreciation/appreciation by 10 % of the Chilean peso with respect to the different currencies in which the Company generate income and expenses, would have represented in 2017 an effect in equity of ThCh$26,037,358. This sensitivity is performed assuming all other variables as constant and considering in all the currencies, the forecasted income and expenses for the year.

Sensitivity analysis by currency, effect on Equity as of December 2018:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States dollar	6,517,149	(6,517,149)
Pound Sterling	7,136,623	(7,136,623)
Euro	4,005,063	(4,005,063)
Canadian dollar	1,569,182	(1,569,182)
Brazilian Real	1,349,934	(1,349,934)
Swedish crown	1,172,260	(1,172,260)
Norwegian crown	488,270	(488,270)
Mexican peso	1,331,683	(1,331,683)
Total	23,570,164	(23,570,164)

Sensitivity analysis by currency, effect on Equity as of December 2017:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States dollar	9,607,302	(9,607,302)
Pound Sterling	6,896,198	(6,896,198)
Euro	3,980,555	(3,980,555)
Canadian dollar	1,425,507	(1,425,507)
Brazilian Real	1,355,866	(1,355,866)
Swedish crown	1,184,116	(1,184,116)
Norwegian crown	465,352	(465,352)
Mexican peso	1,122,462	(1,122,462)
Total	26,037,358	(26,037,358)

Sensitivity analysis by currency, effect on Equity as of December 2016:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States Dollar	24,930,118	(24,930,118)
Pound Sterling	13,419,013	(13,419,013)
Euro	6,853,704	(6,853,704)
Canadian Dollar	2,156,353	(2,156,353)
Brazilian Real	3,349,844	(3,349,844)
Swedish Crown	1,744,631	(1,744,631)
Norwegian Crown	573,453	(573,453)
Mexican Peso	1,983,734	(1,983,734)
Total	55,010,850	(55,010,850)

Notwithstanding the abovementioned, in scenarios of appreciation of our local currency is possible to mitigate the effect on income through adjustments in prices always considering, the appreciation level of the currencies of our competitors.

5.1.2	Interest Rate Risk

The interest rate risk impacts the Company’s financial debt. As of December 31, 2018, Viña Concha y Toro has a total financial debt, net of interest, amounting to ThCh$293,192,543, and 59.9% of this debt correspond to non-current liability and 40.1% corresponds to current liability. At this year-end, the Company maintains no debt with a variable interest.

5.1.3	Inflation Risk.

A very particular feature of the Chilean financial market is the deep and liquid market related with corporative bonds denominated in UF and not in Chilean pesos. This is because the first guarantees the investor a specific return in real terms, it is, isolating the inflation risk; however, this is transferred to the debt issuer. Currently, Viña Concha y Toro is exposed to the UF (Unidad de Fomento) in the following instruments: Corporate Bonds, Bank Loans and short-term time deposits. These latter, decreases in part the Company´s overall exposure.

As of December 31, 2018, 53.7% of the Company’s debt is denominated in UF. In order to hedge part of the fluctuation in UF, the Company has taken swap contracts.

During 2018, the Company recognized a loss amounting to ThCh$4,640,525 which relates to the adjustment of current and non-current financial debts indexed to the variation of UF. A variation of 100 base points in the inflation that refine the UF in this period would generate a greater loss /gain amounting to ThCh$1,578,794 (ThCh$1,250,047), with effect on profit or loss.

5.2	Credit Risk

The Credit Risk relates to the uncertainty with respect to the compliance of obligations from the Company’s counterpart, for contract, agreement or financial instrument, when this breach generates a loss in the market value of any financial asset.

5.2.1	Accounts Receivable

The Company exports to more than 140 countries abroad through dealers with whom it maintains distribution contracts for its different companies and brands. On the other hand, the Company has formed distributing subsidiaries of its products in England, Sweden, Norway, Finland, Argentina, Brazil, Mexico, Singapore and China. All export sales are performed in term with direct credit, except for some punctual cases that operates with export letter of credit.

In the domestic market the sale is diversified in more than 10,000 customers, which after an internal evaluation, they are granted with a limited credit line.

The main credit risk corresponds to the lack of payment of a customer, although in some cases there are risks associated to exchange or legal restrictions in the countries where they are located and they are temporarily restrained to comply with their payment obligations.

The Company’s policy is to cover with credit insurance all their customers. This is performed to both, domestic market customers and export customers either as nominated or non-nominated. In the cases in which the insurance company rejects to insure certain customer, alternative mechanisms are considered in order to document the debt as the case of post-dated checks in the domestic market, export letter of credits, advance payment, etc.

a)	Sale to third-parties from Chile:

In the case of accounts receivable for the domestic market, 97.2% of customers have a credit insurance which covers 90% of the claim. As of December 31, 2018, the main five customers concentrate 56.6% of receivables for this market, consequently, 100% of this receivable is covered by the credit insurance. A 66.9% of accounts receivable is concentrated in customers that maintain accounts receivable in amounts higher than M$100, while a 17.7% correspond to customers with a receivable lower than M$10

For exports performed from Chile to third-parties, 93.8% have an insurance credit which covers a 90% of the accounts receivable, also 3.1% corresponds to sales to state-owned monopolies. As of December 31, 2018, the twenty main customers concentrate a 57.3% of accounts receivable for this market, consequently, 95.6% of this receivable is covered by an insurance credit, and also 2.9% corresponds to sales to state-owned monopolies. The remaining 42.7% is comprised by approximately 200 customers.

As of December 31, 2018, 11.94% of the allowance for impairment was comprised for domestic insured customers.

As of December 31, 2018, 88.06% of the allowance for impairment was comprised for domestic uninsured customers.

b)	Sale to third-parties from abroad:

Bodegas y Viñedos Trivento S.A. maintains credit insurance for 70.7% of its domestic accounts receivable, and 99.9% of its export accounts receivable.

In both cases, the insurance covers 90% of the claim. A 69.2% of its export accounts receivable are concentrated in the main 20 customers, from these, 99.9% of the debt is insured, while the 20 main customers of the domestic market, represents 56.0% of total accounts receivable, from these 59.2% is insured.

The subsidiary Concha y Toro UK maintains 98.9% of its accounts receivable portfolio hedged by a credit insurance, which covers a 90% of the value. 92.0% of accounts receivable is concentrated in its 20 main customers, from these 99.6% of the debt is insured, while the remaining 8.0% of accounts receivable is distributed in more than 120 customers.

VCT Brazil has a concentration of 54.6% of its accounts receivable in its 20 main customers, distributing the remaining 45.4% in more than 200 customers. 86.9% of its accounts receivable are subject to a credit insurance, which covers 90% of the value.

Fetzer maintains credit insurances for 58.2% of its domestic receivables, and 57.7% of its export receivables, in both cases, the insurance covers 90% of the claim. Additionally, 47.5% of exports are sales to state-owned monopolies.

The subsidiaries of Sweden, Norway and Finland, concentrates more than 90% of their accounts receivable in sales performed to state-owned monopolies, entities with no credit insurance due to its low credit risk.

As of December 31, 2018, 10.66% of the allowance for impairment was composed of foreign customers whom have been insured.

As of December 31, 2018, 89.34% of the allowance for impairment was composed of uninsured.

5.2.2	Short-term investments and forward

Surpluses of cash are invested pursuant the short-term investing policy, mainly, using sell–back agreements on central bank documents, time deposits with different financial institutions, short- term mutual fund units of fixed rent. These investments are recorded as cash and cash equivalents and in investments maintained up to its maturity.

Hedging instruments, mainly Forwards and Swaps, are agreed to on terms of up to four years with bank institutions only.

In order to decrease the counterpart risk, and that the assumed risk is known and managed by the Company, the investments are diversified with different bank institutions. Thus, the Company evaluates the credit quality of each counterpart and the investment levels, based on: (i) its risk classification and (ii) the counterparty’s equity volume.

5.3	Liquidity Risk

Liquidity risk is defined as the inability which may confront the Company in the compliance, in time and form, with the contractual obligations entered into with suppliers and financial institutions.

The Company’s main liquidity source is cash flows from operating activities. In addition, the Company has unused funding lines, and the ability to issue debt and equity instruments in the capital market.

As of December 31, 2018, the Company has ThCh$37,486,337, in bank balances and time deposits, additionally to bank credit lines.

In order to mitigate and manage the liquidity risk, the Company, through projected cash flows, reviews on a monthly and annual basis, its ability to fund its working capital, future investments and its debts maturities.

Liquidity Risk with respect to agricultural activity

The liquidity risk, with respect to the Company’s agricultural activity, correspond to the inability that may confront the Company on its compliance, in time and form, with its contractual obligations assumed with its grapes suppliers, given that the Company depends of external vineyards for its supply of grapes and wine in bulk.

The Company’s maturities regarding non-derivative financial liabilities, including interests and those of its derivative as of December 31, 2018 and 2017 are summarized as follows:

		To maturity (*)
As of December 31, 2018	Carrying amount ThCh$	Less than 1 year ThCh$	1 to 3 years ThCh$	3 to 5 years ThCh$	More than 5 years ThCh$
Other non-derivative financial liabilities
Bank borrowings	138,055,946	111,891,041	28,049,538	245,247	250,866
Bonds payable and promisory notes	157,669,367	13,447,438	17,078,477	7,718,650	186,100,199
Trade and other payables	124,333,481	124,333,481	—	—	—
Trade payables due to related parties	6,078,579	5,777,642	300,937	—	—
Subtotal	426,137,373	255,449,602	45,428,952	7,963,897	186,351,065
Derivative financial liabilities
Hedging liabilities	7,030,224	5,497,534	695,230	837,460	—
Non-hedging liabilities	17,202,575	3,274,241	6,063,164	7,865,170	—
Subtotal	24,232,799	8,771,775	6,758,394	8,702,630	—
Total	450,370,172	264,221,377	52,187,346	16,666,527	186,351,065

		To maturity (*)
As of December 31, 2017	Carrying amount ThCh$	Less than 1 year ThCh$	1 to 3 years ThCh$	3 to 5 years ThCh$	More than 5 years ThCh$
Other non-derivative financial liabilities
Bank borrowings	139,917,345	112,021,591	29,758,381	656,469	594,158
Bonds payable and promisory notes	121,404,578	25,446,685	22,732,000	4,311,722	109,926,397
Trade and other payables	120,753,782	120,753,782	—	—	—
Trade payables due to related parties	7,654,334	7,361,779	292,555	—	—
Subtotal	389,730,039	265,583,837	52,782,936	4,968,191	110,520,555
Derivative financial liabilities
Hedging liabilities	6,387,551	3,257,209	1,502,723	1,627,619	—
Non-hedging liabilities	55,759	55,759	—	—	—
Subtotal	6,443,310	3,312,968	1,502,723	1,627,619	—
Total	396,173,349	268,896,805	54,285,659	6,595,810	110,520,555

(*) Include interests at the maturity date.

5.4	Raw Material Price Risk

The Company depends on external vineyards for its grapes supply and wine in bulk. The grapes purchased from external producers are subject to fluctuations of price and quality and generally are more expensive than grapes from the Company´s own vineyards.

For the elaboration of premium wines, varietals (wine made exclusively or almost exclusively from one variety of grape) and sparkling, 48.6% of the grapes and wine in bulk used are supplied by independent growers in Chile. Additionally, the Company purchased approximately 80.4% of the grapes and wine in bulk necessary to produce wine of popular quality. The disruption in the grape or wine offer, as well as the increase in prices on the part of these external suppliers could have an adverse effect on the Company’s operating income.